Financial risks	12 Months Ended
Dec. 31, 2018
Statements Line Items
Financial risks [Text Block]

28.                   Financial risks

The Company’s activities expose it to a variety of financial risks: market risks (including interest rate risk, foreign currency risk and other price risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s performance.

Risk management is carried out under policies approved by the Board of Directors. The Board of Directors provides principles for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, the use of derivative financial instruments and non-derivative financial instruments, and investment in excess liquidities.

(a)                  Market risks

(i)                   Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate as a result of changes in market interest rates.

The Company’s interest rate risk on financial assets is primarily related to cash and cash equivalents, which bear interest at variable rates. However, as these investments come to maturity within a short period of time, the impact would likely be not significant. Short-term investments and other financial assets are not exposed to interest rate risk because they are non-interest bearing or bear interest at fixed rates, except for derivative financial instruments (warrants) and non-current notes receivable, for which a 0.5% increase (decrease) in interest rates would have resulted in an immaterial impact on net earnings for 2018 and 2017.

Financial liabilities are not exposed to interest rate risk because they are non-interest bearing or bear a fixed interest rate, except for the revolving credit facility which bears a variable interest rate. An increase (decrease) of 0.5% in the interest rates would have resulted in a variation of net earnings of approximately $0.4 million ($0.4 million) in 2018 ($0.3 million ($0.3 million) in 2017). The Company does not use derivatives to mitigate its exposure to interest rate risk.

(ii)                  Foreign exchange risk

The Company is exposed to foreign exchange risk arising from currency volatility, primarily with respect to the US dollar.

The Company holds balances in cash and cash equivalents denominated in U.S. dollars and can draw on its credit facility in U.S. dollars and is therefore exposed to gains or losses on foreign exchange.

In 2017, the Company, in connection with the business combination (Note 7), had entered in June into foreign exchange forward contracts to mitigate its exposure to foreign currency risks as the Company agreed to pay the cash portion of the acquisition in U.S. dollars for a fixed pre-determined amount of US$500.6 million. The Company entered into foreign exchange forward contracts to buy US$204.0 million at a weighted average rate of 1.3480 US$/CA$ and designated these contracts as cash flow hedges. These contracts were settled on July 31, 2017 (acquisition date of the business combination). The amount of ineffectiveness recorded in the consolidated statement of loss is insignificant. The balance of the cash portion of the acquisition price paid in U.S. dollars (approximately US$296.6 million) was paid from current cash and cash equivalent balances denominated in U.S. dollars and the available revolving credit facility.

The current cash and cash equivalents balances denominated in U.S. dollars held by entities having the Canadian dollar as their functional currency (US$38.7 million as at December 31, 2018) are not part of any hedging relationship and, therefore, foreign exchange gains and losses on these balances continue to be presented in the consolidated statement of loss.

As at December 31, 2018 and 2017, the balances in U.S. dollars held by entities having the Canadian dollar as their functional currency were as follows:

		December 31,
	2018	2017
	$	$

Cash and cash equivalents	38,677	43,495
Amounts receivable	1,011	493
Other assets	641	412
Accounts payable and accrued liabilities	(22)	(105)
Revolving credit facility	-	(118,000)

Net exposure, in US dollars	40,307	(73,705)

Equivalent in Canadian dollars	54,987	(92,463)

Based on the balances as at December 31, 2018, a 5% fluctuation in the exchange rates on that date (with all other variables being constant) would have resulted in a variation of net earnings of approximately $2.1 million in 2018 ($5.4 million in 2017).

(iii)                Other price risk

The Company is exposed to equity price risk as a result of holding long-term investments in other exploration and development mining companies. The equity prices of long-term investments are impacted by various underlying factors including commodity prices. Based on the Company's long-term investments held as at December 31, 2018, a 10% increase (decrease) in the equity prices of these investments would increase (decrease) net earnings by $0.5 million ($0.5 million) and other comprehensive income (loss) by $9.0 million ($9.0 million) for the year ended December 31, 2018. Based on the Company's long-term investments held as at December 31, 2017, a 10% increase (decrease) in the equity prices of these investments would have decreased (increased) net loss by $1.3 million ($1.2 million) and would have increased (decreased) other comprehensive income (loss) by $9.3 million ($9.3 million) for the year ended December 31, 2017.

(b)                  Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge its obligation and cause the other party to incur a financial loss. Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents, short- term investments, amounts receivable and notes receivable. The Company reduces its credit risk by investing its cash and cash equivalents in high interest savings accounts with Canadian and U.S. recognized financial institutions, in banker’s acceptances and in guaranteed investments certificates issued by Canadian chartered banks. In the case of amounts receivable and notes receivable, the Company performs either a credit analysis or ensures that is has sufficient guaranties in case of a non-payment by the third party to cover the net book value of the note.

The maximum credit exposure of the Company corresponds to the respective instrument’s carrying amount.

(c)                  Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet the obligations associated with its financial liabilities. The Company manages the liquidity risk by continuously monitoring actual and projected cash flows, taking into account the requirements related to its investment commitments and mining properties and matching the maturity profile of financial assets and liabilities. The Board of Directors reviews and approves any material transaction out of the ordinary course of business, including proposals on mergers, acquisitions or other major investment or divestitures. The Company also manages liquidity risk through the management of its capital structure and financial leverage as outlined in Note 20. As at December 31, 2018, cash and cash equivalents are invested in high interest savings accounts held with Canadian and U.S. recognized financial institutions. The Company estimates that with the projected cash flows from operations and the current liquidity position, it has enough funds available to meet its financial liabilities for the next year.

As at December 31, 2018, all financial liabilities to be settled in cash or by the transfer of other financial assets mature within 90 days, except for the convertible debentures and the revolving credit facility, which are described below:

		As at December 31, 2018
	Amount
	payable		Estimated annual interest payable
	at maturity	Maturity	2019	2020	2021	2022	2023
	$		$	$	$	$	$

Conv. debenture (2016)	50,000	February 12, 2021	2,000	2,000	236	-	-

Conv. debentures (2017)	300,000	December 31, 2022	12,000	12,000	12,000	12,000	-

Revolving credit facility(i)	30,000	November 14, 2022	1,437	1,437	1,437	1,252	-

	380,000		15,437	15,437	13,673	13,252	-

(i)                    The maturity date can be extended by one year on each anniversary date. The interest payable is based on the actual interest rate as at December 31, 2018.